CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 2,688,707	$ 934,407	$ 103,181
Accounts receivable, net	81,548	320,538	693,320
Prepaid expenses	11,251	20,140	27,687
Inventories, net	63,937	203,582	225,909
Total current assets	2,845,443	1,478,667	1,050,097
EQUIPMENT, NET	146,225	169,333	133,204
OTHER ASSETS
Intangible assets, net	317,779	447,778	0
Other assets	13,767	7,170	5,070
TOTAL ASSETS	3,323,214	2,102,948	1,188,371
CURRENT LIABILITIES:
Accounts payable - trade	833,586	1,512,617	2,156,646
Accounts payable - related parties	2,546	12,019	2,905
Accrued expenses	60,281	72,140	24,000
Accrued expenses - related parties	721,391	657,551	1,166,049
Deferred revenue	0	55,959	63,902
Convertible notes payable	2,255,065	2,255,066	570,000
Notes payable - current portion of long term debt	0	145,186	1,165,660
Total current liabilities	3,872,869	4,710,538	5,149,162
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock	0	0	0
Common stock	22,568	17,532	4,655
Additional paid in capital	37,515,550	32,163,386	27,565,453
Accumulated deficit	(38,090,578)	(34,791,324)	(31,533,727)
Total stockholders' deficit	(549,655)	(2,607,590)	(3,960,791)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,323,214	2,102,948	1,188,371
Series A Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	0	11	23
Series C Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	1,790	1,790	1,790
Series D Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	$ 1,015	$ 1,015	$ 1,015